Related Party Transactions - Summary of Detailed Information About Additional Information of Transactions With Related Parties (Parenthetical) (Detail) $ in Millions	1 Months Ended	6 Months Ended	12 Months Ended
	Jul. 31, 2022 HKD ($)	Jun. 30, 2022 HKD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2022 USD ($)
Disclosure of transactions between related parties [line items]
Settlements, fair value measurement, assets				$ 119,113,730	$ 82,948,667
Consideration Paid						$ 993
Receivables Due From Immediate Holding Company			$ 2,239,358,702	2,144,975,230
Receivables Due From Fellow Subsidiaries			0
Provision For Credit Losses On Amounts Receivable Due From Immediate Holding Company			$ 0	$ 0	$ 0
AMTD Digital [Member]
Disclosure of transactions between related parties [line items]
Percentage of acquisition of ordinary shares			82.70%			82.70%
AMTD Digital Inc [Member]
Disclosure of transactions between related parties [line items]
Percentage of ownership interest in subsidiary					14.37%
AMTD Assets Alpha Group [Member]
Disclosure of transactions between related parties [line items]
Percentage of ownership interest in subsidiary				19.90%
Fellow Subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Settlements, fair value measurement, assets			$ 5,998,446	$ 5,998,446
Immediate holding company [Member]
Disclosure of transactions between related parties [line items]
Fixed Service Fee Expense	$ 9,000,000	$ 6,000,000
Percentage Of Interest Income Charged On Outstanding Amount Due			2.00%